SHAREHOLDERS' EQUITY (Schedule of Intrinsic and Fair Values of Options Exercised) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
The intrinsic value of options exercised	$ 1,416	$ 26,031	$ 40,314
The original fair value of options exercised	$ 302	$ 7,202	$ 16,711